UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Schultze Asset Management, LLC
Address: 3000 Westchester Avenue

         Purchase, NY  10577

13F File Number:  28-11358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George J. Schultze
Title:     Managing Member
Phone:     914-701-5260

Signature, Place, and Date of Signing:

     George J. Schultze     Purchase, NY     January 18, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $194,099 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLOCKBUSTER INC                CL A             093679108     2511   669522 SH       Sole                   669522        0        0
CHEVRON CORP NEW               COM              166764100     3186    56119 SH       Sole                    56119        0        0
CHIQUITA BRANDS INTL INC       COM              170032809    10510   525233 SH       Sole                   525233        0        0
CONSECO INC                    COM NEW          208464883     2214    95555 SH       Sole                    95555        0        0
HAWAIIAN HOLDINGS INC          COM              419879101     6180  1548761 SH       Sole                  1548761        0        0
IDT CORP                       CL B             448947309     7995   683361 SH       Sole                   683361        0        0
IMPERIAL SUGAR CO NEW          COM NEW          453096208    20687  1523341 SH       Sole                  1523341        0        0
INTERNATIONAL COAL GRP INC N   COM              45928h106    26697  2810216 SH       Sole                  2810216        0        0
KINDRED HEALTHCARE INC         COM              494580103     1859    72180 SH       Sole                    72180        0        0
KITTY HAWK INC                 COM NEW          498326206     1852  1747131 SH       Sole                  1747131        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     4852   845262 SH       Sole                   845262        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     4557   120292 SH       Sole                   120292        0        0
LOUISIANA PAC CORP             COM              546347105     6369   231861 SH       Sole                   231861        0        0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     4208   133789 SH       Sole                   133789        0        0
MCI INC                        COM              552691107    15799   800754 SH       Sole                   800754        0        0
NTL INC DEL                    COM              62940m104     3546    52087 SH       Sole                    52087        0        0
PIONEER NAT RES CO             COM              723787107     6324   123345 SH       Sole                   123345        0        0
SEARS HLDGS CORP               COM              812350106    20392   176512 SH       Sole                   176512        0        0
TRICO MARINE SERVICES INC      COM NEW          896106200     2466    94864 SH       Sole                    94864        0        0
UNITED STATES STL CORP NEW     COM              912909108    11186   232701 SH       Sole                   232701        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208    30709   579741 SH       Sole                   579741        0        0